Contingencies and Regulatory Matters	12 Months Ended
Dec. 31, 2020
Contingencies and Regulatory Matters:
Contingencies and Regulatory Matters	Contingencies and Regulatory Matters:
We do not anticipate that the liabilities, if any, for any current proceedings against us will have a material effect on our financial condition or results of operations. However, at this time, the ultimate outcome of any pending or potential litigation cannot be determined.
Environmental Matters
As is typical for electric utilities, we are subject to various federal, state and local environmental laws which represent significant future risks and uncertainties. Air emissions, water discharges and water usage are extensively controlled, closely monitored and periodically reported. Handling and disposal requirements govern the manner of transportation, storage and disposal of various types of waste. We are also subject to climate change regulations that impose restrictions on emissions of greenhouse gases, including carbon dioxide.
Such requirements may substantially increase the cost of electric service, by requiring modifications in the design or operation of existing facilities or the purchase of emission allowances. Failure to comply with these requirements could result in civil and criminal penalties and could include the complete shutdown of individual generating units not in compliance. Certain of our debt instruments require us to comply in all material respects with laws, rules, regulations and orders imposed by applicable governmental authorities, which include current and future environmental laws or regulations. Should we fail to be in compliance with these requirements, it would constitute a default under those debt instruments. We believe that we are in compliance with those environmental regulations currently applicable to our business and operations. Although it is our intent to comply with current and future regulations, we cannot provide assurance that we will always be in compliance.
The ultimate impact of any environmental regulations is uncertain and could have an effect on our financial condition, results of operations and cash flows as a result of future additional capital expenditures and increased operations and maintenance costs.
Additionally, litigation over environmental issues and claims of various types, including property damage, personal injury, common law nuisance, and citizen enforcement of environmental requirements such as air quality and water standards, has increased generally throughout the United States. In particular, personal injury and other claims for damages caused by alleged exposure to hazardous materials, and common law nuisance claims for injunctive relief, personal injury and property damage allegedly caused by coal combustion residue, greenhouse gas and other emissions have become more frequent.
On July 29, 2020, a group of individual plaintiffs filed a complaint in the Superior Court of Fulton County, Georgia against Georgia Power alleging that releases from Plant Scherer, of which we are a co-owner, have impacted groundwater, surface water, and air, resulting in alleged personal injuries and property damage. The plaintiffs seek an unspecified amount of monetary damages including punitive damages, a medical monitoring fund, and injunctive relief.